SCHEDULE OF LEASE AND OTHER RECEIVABLES, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lease And Other Receivables Net
Lease receivables, net	$ 2,703,760	$ 1,644,555
Tenant notes receivables - short term, net	804,749	751,908
Others	49,479	120,062
Sub-total	3,557,988	2,516,525
Tenant notes receivable - long term, net	6,002,315	6,796,584
Lease and other receivables, net	$ 9,560,303	$ 9,313,109